Share-based Compensation - Summary of Share Option Activity (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, Outstanding beginning balance | shares	12,175,583	10,000,000	8,123,509
Number of options, Granted | shares	3,538,204	2,893,020	1,876,491
Number of options, Exercised | shares	(2,197,104)	(500,000)
Number of options, Forfeited | shares	(2,170,302)	(217,437)
Number of options, Outstanding ending balance | shares	11,346,381	12,175,583	10,000,000	8,123,509
Number of options, Vested and expected to vest | shares	9,949,890
Number of options, Exercisable | shares	6,246,735
Weighted Average Exercise Price, Outstanding beginning balance	¥ 0.0007	¥ 0.0007	¥ 0.0007
Weighted Average Exercise Price, Granted	0.0007	0.0007	0.0007
Weighted Average Exercise Price, Exercised	0.0007	0.0007
Weighted Average Exercise Price, Forfeited	0.0007	0.0007
Weighted Average Exercise Price, Outstanding ending balance	0.0007	¥ 0.0007	¥ 0.0007	¥ 0.0007
Weighted Average Exercise Price, Vested and expected to vest	0.0007
Weighted Average Exercise Price, Exercisable	¥ 0.0007
Weighted Average Remaining Contractual Life, Outstanding	7 years 8 months 12 days	8 years 1 month 6 days	8 years 8 months 12 days	9 years 6 months
Weighted Average Remaining Contractual Life, Vested and expected to vest	7 years 7 months 6 days
Weighted Average Remaining Contractual Life, Exercisable	7 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding	¥ 1,079,661	¥ 1,939,500	¥ 525,086	¥ 42,321
Aggregate Intrinsic Value, Vested and expected to vest | ¥	946,779
Aggregate Intrinsic Value, Exercisable | ¥	¥ 594,406
Weighted Average Grant Date Fair Value, Outstanding beginning balance	¥ 33.95	¥ 3.89	¥ 0.35
Weighted Average Grant Date Fair Value, Granted	270.11	130.51	19.19
Weighted Average Grant Date Fair Value, Outstanding ending balance	96.29	¥ 33.95	¥ 3.89	¥ 0.35
Weighted Average Grant Date Fair Value, Vested and expected to vest	89.35
Weighted Average Grant Date Fair Value, Exercisable	¥ 46.72